STOCKHOLDERS DEFICIT (Details Narrative) - USD ($)	1 Months Ended					12 Months Ended
	Oct. 30, 2021	May 28, 2021	May 31, 2018	Feb. 28, 2016	Feb. 28, 2015	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2022	Dec. 01, 2021	Nov. 10, 2021	Jul. 06, 2021	Jun. 15, 2020	Mar. 18, 2019
Common Stock, Authorized						1,250,000,000	1,250,000,000	2,500,000,000	2,500,000,000
Preferred Stock, Authorized						1,000,000
Common Stock, Issued						923,029,038	865,564,371
Common Stock, Outstanding						923,029,038	865,564,371
Subscription Payable						$ 5,610
Common Stock Share Acquisition						3,096,181
Note Payable						$ 2,000
Common Stock Offset						7,100
Common Shares Forgiven							16,667
Shares Issue During The Period							2,000
Expenses						0
Common Stock Issued							679,932,432
Pricipal Amount							$ 232,430
Interest							$ 104,300
Common Stock Issued In Exchange Legal Libilities							1,000,000
Common Stock Issued In Exchange Legal Libilities, Amount							$ 58,000
Derivative Liabilities						4,042,910	$ 5,265,139
Total Derivative Liabilities						$ 8,256,309
Cumulative Annual Dividends Rate						0.00%
Common Stock, Par Value						$ 0.001	$ 0.001
Common Stock Shares Issue For Service						222,711	417,649
Warrant Expire						2 years
Amortization						$ 728,192	$ 730,940
Restricted Common Stock Shares, Amount							$ 54,000
Options, Expirations In Period						100,000	2,000,000
Fire [Member]
Derivative Liabilities						$ 4,042,910
Warrant To Purchase Common Stock						110,000,000
Opening Price						110.00%
Warrant Issued Considered As Dervative Liabilities						$ 985,880
Stock option [Member]
Common Stock, Par Value							$ 0.10
Options, Expirations In Period						3,000,000
Option To Purchase						3,000,000
Common Stock Reservations [Member]
Reserve Common Stock Shares						1,000,000
Common Stock Shares For Consideration						20,000,000
Aire Fitness
Restricted Common Stock Shares						500,000
Non-controlling Interest Ownershipb8						75.00%
TPT Strategic [Member]
Statement Of Operations						$ (26,230)	$ (16,881)
Non-controlling Interest Ownership							94.00%
Ownership Interest							6.00%
Non-controlling Interest Liabilities							$ 219,058
License Agreement Amount							$ 3,500,000
Non-controlling Interests Description							The Company owns the other 80% ownership in the QuickLAB Mobile Laboratories.
TPT Asia [Member]
Non-controlling Interest Ownership						78.00%
TPT MedTech [Member]
Restricted Common Stock Shares						4,450,000
Common Stock Fair Value Shares						300,000
Statement Of Operations						$ 16,200
Tpt Medtech Common Share						4,150,000
Tpt Medtech Common Share, Amount						$ 275,975
Amortization						135,402	$ 110,390
CEO [Member]
Purchased Series D Preferred Share, Amount						$ 183,244
Purchased Series D Preferred Share						36,649
QuikLAB [Member]
Statement Of Operations						$ 58,613	$ 30,536
Investment						470,000
Investor Investment						10,000
Reclassified To An Accounts Payable						$ 60,000
Owning Percentage						20.00%
Ownership Percentage						80.00%
QuikLAB 1 [Member]
Investment						$ 100,000
Convertible Promissory Note [Member]
Principal Amount													$ 600,000
Settlement Amount													$ 763,232
Right Exercise													15,000,000
Warrant To Purchase													15,000,000
Issuance Of Shares	412,500
Agreements	1,500,000
Warrants [Member]
Derivative Liabilities						35,609
Total Derivative Liabilities						$ 8,256,309
Warrant Expire						5 years
Warrants Outstanding						111,000,000
Warrant Purchase						3,333,333
Warrant Common Shares						3,333,333
Current Market Price						70.00%
Originally Issuance Shares						$ 2,333,333
Mr. Littman
Shares Issue During The Period						7,500,000
Common Stock Shares Issue For Service						1,500,000	1,000,000
Fair Value Of Grant Date						$ 44,100
Accounts Payable						185,000
Statement Of Operations Expenses						$ 7,100	$ 58,000
Compensation Expenses							54,000
White Lion Capital LLC [Member] | Purchase Agreement [Member]
Shares Issue During The Period						29,000,000
Common Stock Purchase Agreement		$ 5,000,000
Aggregate Purchase						$ 5,000,000
Received Proceeds						$ 610,502
General John Wharton
Common Stock Shares Issue For Service						3,000,000
Common Stock Shares Issue For Service Value						$ 42,600
Arkady Shkolnik and Reginald Thomas [Member]
Restricted Common Stock Shares						5,000,000
Received						$ 25,000
Restricted Common Stock Shares, Amount						692,500
Cash Payment						25,000
Accrued Accounts Payable						290,500
Expenses						$ 0	236,978
Mr. Thomas [Member]
Restricted Common Stock Shares						1,000,000
Received						$ 10,000
Restricted Common Stock Shares, Amount						120,000
Cash Payment						10,000
Accrued Accounts Payable						105,000	$ 75,000
Share Garnt							1,000,000
Michael A Littman Atty [Member]
Cash Payment						$ 74,397
Common Stock Shares Resale						7,500,000
Settle Outstanding Legal Fees						$ 74,397
Mr. Shkolnik [Member]
Accrued Accounts Payable							$ 215,500
Share Garnt							5,000,000
InnovaQor Inc [Member]
Common Stock Shares Resale						7,500,000
Purchase Outstanding Shares						5,000,000
Purchase Outstanding Shares Amount						$ 3,500,000
Series A Preferred Stock
Preferred Stock, Authorized					100,000,000	1,500,000,000	1,000,000
Common Stock, Par Value				$ 0.001	$ 0.001	$ 0.001
Preferred Stock, Issued					1,000,000	1,000,000	1,000,000
Preferred Stock, Outstanding					1,000,000	1,000,000	1,000,000
Option Per Shares				$ 100
Compensation Expense					$ 3,117,000
A Preferred Stock Percentage				60.00%	60.00%
A Preferred Stock Percentage Two				60.00%	60.00%
A Preferred Stock Voting Rights Percentage				60.00%	60.00%
Series B Preferred Stock
Preferred Stock, Authorized					3,000,000	3,000,000
Common Stock, Par Value					$ 0.001	$ 0.001
Preferred Stock, Issued					2,588,693	2,588,693
Preferred Stock, Outstanding					2,588,693	2,588,693
Preferred Stock Share Price					$ 2.00
Conversion Price					2.00
Series C Preferred Stock
Preferred Stock, Authorized			3,000,000			3,000,000	3,000,000
Common Stock, Par Value			$ 0.001		$ 0.001	$ 1.00
Preferred Stock, Issued						0	0
Preferred Stock, Outstanding						0	0
Preferred Stock Share Price			2.00
Conversion Price			$ 0.15
Convertible Notes Payable						$ 688,500
Series E Preferred Stock [Member]
Preferred Stock, Authorized						10,000,000				100,000,000
Preferred Stock, Outstanding						0
Cumulative Annual Dividends Rate						6.00%
Average Market Per Share						$ 5.00
Divided Rate Per Share						5.00
Accrued Unpaid Dividends Rate Per Shares						$ 5.00
Percent Of Converted Common Stock						75.00%
Minimum Percent Of Redemption						115.00%
Maximum Percent Of Redemption						140.00%
Common Stock, Par Value						$ 0.001				$ 0.001
Financing Arrangements Amount							$ 4,700,000
Exchange Shares							940,800
Series D Preferred Stock Private Placement							$ 12,000,000
Rasing Amount							12,000,000,000,000
Series E Preferred Stock [Member] | Noteholder [Member]
Note Payable							$ 4,700,000
Series D Preferred Stock
Preferred Stock, Authorized						100,000,000					100,000,000	100,000,000
Common Stock, Par Value						$ 0.001					$ 0.001	$ 0.001
Preferred Stock, Issued						46,649						0
Preferred Stock, Outstanding						46,649						0
Purchased Series D Preferred Share, Amount						$ 233,244
Purchased Series D Preferred Share						46,649
Cumulative Annual Dividends Rate						6.00%
Average Market Per Share						$ 5.00
Divided Rate Per Share						5.00
Accrued Unpaid Dividends Rate Per Shares						$ 5.00
Percent Of Converted Common Stock						75.00%
Minimum Percent Of Redemption						115.00%
Maximum Percent Of Redemption						140.00%
Series A Preferred Stock | Mr. Littman | Purchase Agreement
Preferred Stock, Outstanding											5,000,000
Common Stock, Par Value											$ 0.001
Trading Volume											200.00%
Marketprice											85.00%